Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Municipal Bond Fund, Inc.
Entity Central Index Key	0000225635
Document Period End Date	May 31, 2024
C000234661 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Municipal Fund
Class Name	Institutional Shares
Trading Symbol	MPICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Impact Municipal Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund’s use of U.S. Treasury futures to manage interest-rate risk added to relative performance to the benchmark (65% Bloomberg U.S. Municipal Bond Index/35% Bloomberg Municipal High Yield Bond Index). An overweight in bonds with maturities of 18 to 25 years also contributed, as did large overweights in AA, A, and BBB rated issues. Security selection in the housing, utilities, education, corporate-backed, and school district sectors contributed, as well. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
An overweight in bonds with maturities of 25 years and above and an underweight in those with maturities of 12 to 18 years detracted from results. Underweights in both AAA-rated and high-yield securities also hurt relative performance. At the sector level, underweights in the transportation, tobacco, and tax-backed state sectors detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 14, 2022 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Inception
Institutional Shares	5.01%	1.61%
Bloomberg Municipal Bond Index	2.67	0.16
65% Bloomberg U.S. Municipal Bond Index/35% Bloomberg Municipal High Yield Bond Index	4.58	0.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 48,874,629
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 10,609
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$48,874,629
Number of Portfolio Holdings	82
Net Investment Advisory Fees	$10,609
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Housing	17.7%
Education	17.7
Transportation	16.7
Health	12.7
County/City/Special District/School District	11.6
Utilities	10.1
Corporate	9.2
State	4.3
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	6.4%
AA/Aa	52.3
A	22.2
BBB/Baa	7.4
BB/Ba	3.9
N/R	7.8
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000234662 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Municipal Fund
Class Name	Class K Shares
Trading Symbol	MPKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Impact Municipal Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund’s use of U.S. Treasury futures to manage interest-rate risk added to relative performance to the benchmark (65% Bloomberg U.S. Municipal Bond Index/35% Bloomberg Municipal High Yield Bond Index). An overweight in bonds with maturities of 18 to 25 years also contributed, as did large overweights in AA, A, and BBB rated issues. Security selection in the housing, utilities, education, corporate-backed, and school district sectors contributed, as well. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
An overweight in bonds with maturities of 25 years and above and an underweight in those with maturities of 12 to 18 years detracted from results. Underweights in both AAA-rated and high-yield securities also hurt relative performance. At the sector level, underweights in the transportation, tobacco, and tax-backed state sectors detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 14, 2022 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Inception
Class K Shares	5.17%	1.70%
Bloomberg Municipal Bond Index	2.67	0.16
65% Bloomberg U.S. Municipal Bond Index/35% Bloomberg Municipal High Yield Bond Index	4.58	0.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 48,874,629
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 10,609
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$48,874,629
Number of Portfolio Holdings	82
Net Investment Advisory Fees	$10,609
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Housing	17.7%
Education	17.7
Transportation	16.7
Health	12.7
County/City/Special District/School District	11.6
Utilities	10.1
Corporate	9.2
State	4.3
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	6.4%
AA/Aa	52.3
A	22.2
BBB/Baa	7.4
BB/Ba	3.9
N/R	7.8
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000234660 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Municipal Fund
Class Name	Investor A Shares
Trading Symbol	MPDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Impact Municipal Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund’s use of U.S. Treasury futures to manage interest-rate risk added to relative performance to the benchmark (65% Bloomberg U.S. Municipal Bond Index/35% Bloomberg Municipal High Yield Bond Index). An overweight in bonds with maturities of 18 to 25 years also contributed, as did large overweights in AA, A, and BBB rated issues. Security selection in the housing, utilities, education, corporate-backed, and school district sectors contributed, as well. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
An overweight in bonds with maturities of 25 years and above and an underweight in those with maturities of 12 to 18 years detracted from results. Underweights in both AAA-rated and high-yield securities also hurt relative performance. At the sector level, underweights in the transportation, tobacco, and tax-backed state sectors detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 14, 2022 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Inception
Investor A Shares	4.88%	1.42%
Investor A Shares (with sales charge)	0.43	(0.55)
Bloomberg Municipal Bond Index	2.67	0.16
65% Bloomberg U.S. Municipal Bond Index/35% Bloomberg Municipal High Yield Bond Index	4.58	0.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 48,874,629
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 10,609
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$48,874,629
Number of Portfolio Holdings	82
Net Investment Advisory Fees	$10,609
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Housing	17.7%
Education	17.7
Transportation	16.7
Health	12.7
County/City/Special District/School District	11.6
Utilities	10.1
Corporate	9.2
State	4.3
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	6.4%
AA/Aa	52.3
A	22.2
BBB/Baa	7.4
BB/Ba	3.9
N/R	7.8
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.